Shareholder Report	12 Months Ended	85 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity New Markets Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity® New Markets Income Fund
Trading Symbol	FNMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Markets Income Fund	$ 81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain.
•It helped to underweight several investment-grade bond markets, including China, the Philippines and Indonesia, given their underperformance.
•The fund also benefited from its overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% in 2025.
•Other relative detractors included security selection in Brazil and Ghana, as well as a modest cash position of roughly 3%, on average, this year, which dragged on relative performance amid the rising market backdrop.
•As of year-end, the top country overweights in the fund were Venezuela, Mexico, Brazil, Qatar and Colombia. Underweights were most pronounced in China, the Philippines, Bahrain, Poland and Malaysia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Fidelity® New Markets Income Fund $10,000 $11,470 $12,633 $11,651 $12,920 $13,514 $13,265 $11,270 $12,844 $13,715 $15,751 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $11,019 $12,046 $11,491 $13,148 $13,921 $13,710 $11,490 $12,764 $13,599 $15,543 J.P. Morgan Emerging Markets Bond Index Global Diversified Index $10,000 $11,015 $12,145 $11,627 $13,376 $14,079 $13,826 $11,367 $12,628 $13,454 $15,377 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® New Markets Income Fund 14.84% 3.11% 4.65% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 14.30% 2.23% 4.51% J.P. Morgan Emerging Markets Bond Index Global Diversified Index 14.30% 1.78% 4.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,548,351,263	$ 5,548,351,263
Holdings Count | shares	479	479
Advisory Fees Paid, Amount	$ 35,541,136
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,548,351,263
Number of Holdings	479
Total Advisory Fee	$35,541,136
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.5 AA 7.3 A 3.0 BBB 21.7 BB 23.4 B 12.1 CCC,CC,C 13.3 D 0.7 Not Rated 3.8 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 12.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.5 AA - 7.3 A - 3.0 BBB - 21.7 BB - 23.4 B - 12.1 CCC,CC,C - 13.3 D - 0.7 Not Rated - 3.8 Equities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.1 Corporate Bonds 28.0 U.S. Treasury Obligations 2.5 Preferred Securities 1.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 12.0 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.1 Corporate Bonds - 28.0 U.S. Treasury Obligations - 2.5 Preferred Securities - 1.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 United States 14.5 Mexico 6.5 Brazil 4.4 Colombia 3.9 Saudi Arabia 3.9 Chile 3.2 United Arab Emirates 3.1 Egypt 3.0 Venezuela 2.9 Others 54.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 14.5 Mexico - 6.5 Brazil - 4.4 Colombia - 3.9 Saudi Arabia - 3.9 Chile - 3.2 United Arab Emirates - 3.1 Egypt - 3.0 Venezuela - 2.9 Others - 54.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Arab Republic of Egypt 2.9 Dominican Republic Bond 2.9 Argentine Republic 2.9 Colombian Republic 2.6 Turkish Republic 2.6 Republic of Nigeria 2.4 Petroleos Mexicanos 2.3 United Mexican States 2.1 Romanian Republic 1.9 US Treasury Notes 1.9 24.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Markets Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class Z
Trading Symbol	FGBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain.
•It helped to underweight several investment-grade bond markets, including China, the Philippines and Indonesia, given their underperformance.
•The fund also benefited from its overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% in 2025.
•Other relative detractors included security selection in Brazil and Ghana, as well as a modest cash position of roughly 3%, on average, this year, which dragged on relative performance amid the rising market backdrop.
•As of year-end, the top country overweights in the fund were Venezuela, Mexico, Brazil, Qatar and Colombia. Underweights were most pronounced in China, the Philippines, Bahrain, Poland and Malaysia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through December 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,010 $11,117 $11,630 $11,424 $9,715 $11,082 $11,841 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $10,094 $11,549 $12,228 $12,043 $10,093 $11,212 $11,945 J.P. Morgan Emerging Markets Bond Index Global Diversified Index $10,000 $10,077 $11,592 $12,201 $11,982 $9,851 $10,944 $11,659 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 14.91% 3.19% 4.45% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 14.30% 2.23% 4.50% J.P. Morgan Emerging Markets Bond Index Global Diversified Index 14.30% 1.78% 4.14% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,548,351,263	$ 5,548,351,263
Holdings Count | shares	479	479
Advisory Fees Paid, Amount	$ 35,541,136
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,548,351,263
Number of Holdings	479
Total Advisory Fee	$35,541,136
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.5 AA 7.3 A 3.0 BBB 21.7 BB 23.4 B 12.1 CCC,CC,C 13.3 D 0.7 Not Rated 3.8 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 12.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.5 AA - 7.3 A - 3.0 BBB - 21.7 BB - 23.4 B - 12.1 CCC,CC,C - 13.3 D - 0.7 Not Rated - 3.8 Equities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.1 Corporate Bonds 28.0 U.S. Treasury Obligations 2.5 Preferred Securities 1.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 12.0 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.1 Corporate Bonds - 28.0 U.S. Treasury Obligations - 2.5 Preferred Securities - 1.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 United States 14.5 Mexico 6.5 Brazil 4.4 Colombia 3.9 Saudi Arabia 3.9 Chile 3.2 United Arab Emirates 3.1 Egypt 3.0 Venezuela 2.9 Others 54.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 14.5 Mexico - 6.5 Brazil - 4.4 Colombia - 3.9 Saudi Arabia - 3.9 Chile - 3.2 United Arab Emirates - 3.1 Egypt - 3.0 Venezuela - 2.9 Others - 54.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Arab Republic of Egypt 2.9 Dominican Republic Bond 2.9 Argentine Republic 2.9 Colombian Republic 2.6 Turkish Republic 2.6 Republic of Nigeria 2.4 Petroleos Mexicanos 2.3 United Mexican States 2.1 Romanian Republic 1.9 US Treasury Notes 1.9 24.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Markets Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class M
Trading Symbol	FGWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain.
•It helped to underweight several investment-grade bond markets, including China, the Philippines and Indonesia, given their underperformance.
•The fund also benefited from its overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% in 2025.
•Other relative detractors included security selection in Brazil and Ghana, as well as a modest cash position of roughly 3%, on average, this year, which dragged on relative performance amid the rising market backdrop.
•As of year-end, the top country overweights in the fund were Venezuela, Mexico, Brazil, Qatar and Colombia. Underweights were most pronounced in China, the Philippines, Bahrain, Poland and Malaysia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,607 $10,628 $11,074 $10,835 $9,185 $10,426 $11,110 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $10,094 $11,549 $12,228 $12,043 $10,093 $11,212 $11,945 J.P. Morgan Emerging Markets Bond Index Global Diversified Index $10,000 $10,077 $11,592 $12,201 $11,982 $9,851 $10,944 $11,659 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 4.00% sales charge) 9.85% 1.96% 3.45% Class M (without 4.00% sales charge) 14.42% 2.80% 4.05% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 14.30% 2.23% 4.50% J.P. Morgan Emerging Markets Bond Index Global Diversified Index 14.30% 1.78% 4.14% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,548,351,263	$ 5,548,351,263
Holdings Count | shares	479	479
Advisory Fees Paid, Amount	$ 35,541,136
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,548,351,263
Number of Holdings	479
Total Advisory Fee	$35,541,136
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.5 AA 7.3 A 3.0 BBB 21.7 BB 23.4 B 12.1 CCC,CC,C 13.3 D 0.7 Not Rated 3.8 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 12.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.5 AA - 7.3 A - 3.0 BBB - 21.7 BB - 23.4 B - 12.1 CCC,CC,C - 13.3 D - 0.7 Not Rated - 3.8 Equities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.1 Corporate Bonds 28.0 U.S. Treasury Obligations 2.5 Preferred Securities 1.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 12.0 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.1 Corporate Bonds - 28.0 U.S. Treasury Obligations - 2.5 Preferred Securities - 1.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 United States 14.5 Mexico 6.5 Brazil 4.4 Colombia 3.9 Saudi Arabia 3.9 Chile 3.2 United Arab Emirates 3.1 Egypt 3.0 Venezuela 2.9 Others 54.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 14.5 Mexico - 6.5 Brazil - 4.4 Colombia - 3.9 Saudi Arabia - 3.9 Chile - 3.2 United Arab Emirates - 3.1 Egypt - 3.0 Venezuela - 2.9 Others - 54.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Arab Republic of Egypt 2.9 Dominican Republic Bond 2.9 Argentine Republic 2.9 Colombian Republic 2.6 Turkish Republic 2.6 Republic of Nigeria 2.4 Petroleos Mexicanos 2.3 United Mexican States 2.1 Romanian Republic 1.9 US Treasury Notes 1.9 24.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Markets Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class I
Trading Symbol	FGZMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain.
•It helped to underweight several investment-grade bond markets, including China, the Philippines and Indonesia, given their underperformance.
•The fund also benefited from its overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% in 2025.
•Other relative detractors included security selection in Brazil and Ghana, as well as a modest cash position of roughly 3%, on average, this year, which dragged on relative performance amid the rising market backdrop.
•As of year-end, the top country overweights in the fund were Venezuela, Mexico, Brazil, Qatar and Colombia. Underweights were most pronounced in China, the Philippines, Bahrain, Poland and Malaysia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through December 31, 2025. Initial investment of $10,000. Class I $10,000 $10,010 $11,106 $11,606 $11,397 $9,675 $11,025 $11,778 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $10,094 $11,549 $12,228 $12,043 $10,093 $11,212 $11,945 J.P. Morgan Emerging Markets Bond Index Global Diversified Index $10,000 $10,077 $11,592 $12,201 $11,982 $9,851 $10,944 $11,659 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 14.71% 3.09% 4.34% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 14.30% 2.23% 4.50% J.P. Morgan Emerging Markets Bond Index Global Diversified Index 14.30% 1.78% 4.14% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,548,351,263	$ 5,548,351,263
Holdings Count | shares	479	479
Advisory Fees Paid, Amount	$ 35,541,136
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,548,351,263
Number of Holdings	479
Total Advisory Fee	$35,541,136
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.5 AA 7.3 A 3.0 BBB 21.7 BB 23.4 B 12.1 CCC,CC,C 13.3 D 0.7 Not Rated 3.8 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 12.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.5 AA - 7.3 A - 3.0 BBB - 21.7 BB - 23.4 B - 12.1 CCC,CC,C - 13.3 D - 0.7 Not Rated - 3.8 Equities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.1 Corporate Bonds 28.0 U.S. Treasury Obligations 2.5 Preferred Securities 1.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 12.0 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.1 Corporate Bonds - 28.0 U.S. Treasury Obligations - 2.5 Preferred Securities - 1.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 United States 14.5 Mexico 6.5 Brazil 4.4 Colombia 3.9 Saudi Arabia 3.9 Chile 3.2 United Arab Emirates 3.1 Egypt 3.0 Venezuela 2.9 Others 54.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 14.5 Mexico - 6.5 Brazil - 4.4 Colombia - 3.9 Saudi Arabia - 3.9 Chile - 3.2 United Arab Emirates - 3.1 Egypt - 3.0 Venezuela - 2.9 Others - 54.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Arab Republic of Egypt 2.9 Dominican Republic Bond 2.9 Argentine Republic 2.9 Colombian Republic 2.6 Turkish Republic 2.6 Republic of Nigeria 2.4 Petroleos Mexicanos 2.3 United Mexican States 2.1 Romanian Republic 1.9 US Treasury Notes 1.9 24.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Markets Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class C
Trading Symbol	FGYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 191	1.79%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain.
•It helped to underweight several investment-grade bond markets, including China, the Philippines and Indonesia, given their underperformance.
•The fund also benefited from its overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% in 2025.
•Other relative detractors included security selection in Brazil and Ghana, as well as a modest cash position of roughly 3%, on average, this year, which dragged on relative performance amid the rising market backdrop.
•As of year-end, the top country overweights in the fund were Venezuela, Mexico, Brazil, Qatar and Colombia. Underweights were most pronounced in China, the Philippines, Bahrain, Poland and Malaysia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through December 31, 2025. Initial investment of $10,000. Class C $10,000 $10,002 $10,978 $11,355 $11,036 $9,280 $10,470 $11,066 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $10,094 $11,549 $12,228 $12,043 $10,093 $11,212 $11,945 J.P. Morgan Emerging Markets Bond Index Global Diversified Index $10,000 $10,077 $11,592 $12,201 $11,982 $9,851 $10,944 $11,659 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 12.67% 2.07% 3.29% Class C 13.67% 2.07% 3.29% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 14.30% 2.23% 4.50% J.P. Morgan Emerging Markets Bond Index Global Diversified Index 14.30% 1.78% 4.14% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,548,351,263	$ 5,548,351,263
Holdings Count | shares	479	479
Advisory Fees Paid, Amount	$ 35,541,136
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,548,351,263
Number of Holdings	479
Total Advisory Fee	$35,541,136
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.5 AA 7.3 A 3.0 BBB 21.7 BB 23.4 B 12.1 CCC,CC,C 13.3 D 0.7 Not Rated 3.8 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 12.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.5 AA - 7.3 A - 3.0 BBB - 21.7 BB - 23.4 B - 12.1 CCC,CC,C - 13.3 D - 0.7 Not Rated - 3.8 Equities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.1 Corporate Bonds 28.0 U.S. Treasury Obligations 2.5 Preferred Securities 1.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 12.0 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.1 Corporate Bonds - 28.0 U.S. Treasury Obligations - 2.5 Preferred Securities - 1.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 United States 14.5 Mexico 6.5 Brazil 4.4 Colombia 3.9 Saudi Arabia 3.9 Chile 3.2 United Arab Emirates 3.1 Egypt 3.0 Venezuela 2.9 Others 54.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 14.5 Mexico - 6.5 Brazil - 4.4 Colombia - 3.9 Saudi Arabia - 3.9 Chile - 3.2 United Arab Emirates - 3.1 Egypt - 3.0 Venezuela - 2.9 Others - 54.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Arab Republic of Egypt 2.9 Dominican Republic Bond 2.9 Argentine Republic 2.9 Colombian Republic 2.6 Turkish Republic 2.6 Republic of Nigeria 2.4 Petroleos Mexicanos 2.3 United Mexican States 2.1 Romanian Republic 1.9 US Treasury Notes 1.9 24.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New Markets Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® New Markets Income Fund
Class Name	Fidelity Advisor® New Markets Income Fund Class A
Trading Symbol	FGVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Markets Income Fund for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Emerging-markets debt achieved a strong gain in 2025, leading widespread advances among major fixed-income categories. Noteworthy drivers include the U.S. Federal Reserve's September decision to continue easing its monetary policy, strong investor appetite for higher-yielding assets, improved fundamentals and country-specific developments.
•Against this backdrop, country positioning was the primary contributor to the fund's performance versus the benchmark, the J.P. Morgan Emerging Markets Bond Index Global Diversified Index, for the year. This included an overweight in Venezuela, which was the top country contributor by a wide margin, given the market's roughly 99% gain.
•It helped to underweight several investment-grade bond markets, including China, the Philippines and Indonesia, given their underperformance.
•The fund also benefited from its overweights in Mexico and Ecuador - two bond markets that outpaced the benchmark this year - and our security selection in Mexico.
•In contrast, the biggest detractor from performance versus the benchmark was security selection among U.S. Treasurys, which gained 4% in 2025.
•Other relative detractors included security selection in Brazil and Ghana, as well as a modest cash position of roughly 3%, on average, this year, which dragged on relative performance amid the rising market backdrop.
•As of year-end, the top country overweights in the fund were Venezuela, Mexico, Brazil, Qatar and Colombia. Underweights were most pronounced in China, the Philippines, Bahrain, Poland and Malaysia.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through December 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,607 $10,621 $11,067 $10,835 $9,177 $10,426 $11,101 J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index $10,000 $10,094 $11,549 $12,228 $12,043 $10,093 $11,212 $11,945 J.P. Morgan Emerging Markets Bond Index Global Diversified Index $10,000 $10,077 $11,592 $12,201 $11,982 $9,851 $10,944 $11,659 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 4.00% sales charge) 9.93% 1.98% 3.45% Class A (without 4.00% sales charge) 14.52% 2.81% 4.05% J.P. Morgan Emerging Markets Bond Index Global Diversified Linked Index 14.30% 2.23% 4.50% J.P. Morgan Emerging Markets Bond Index Global Diversified Index 14.30% 1.78% 4.14% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,548,351,263	$ 5,548,351,263
Holdings Count | shares	479	479
Advisory Fees Paid, Amount	$ 35,541,136
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,548,351,263
Number of Holdings	479
Total Advisory Fee	$35,541,136
Portfolio Turnover	24%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.5 AA 7.3 A 3.0 BBB 21.7 BB 23.4 B 12.1 CCC,CC,C 13.3 D 0.7 Not Rated 3.8 Equities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 12.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.5 AA - 7.3 A - 3.0 BBB - 21.7 BB - 23.4 B - 12.1 CCC,CC,C - 13.3 D - 0.7 Not Rated - 3.8 Equities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 56.1 Corporate Bonds 28.0 U.S. Treasury Obligations 2.5 Preferred Securities 1.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 12.0 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 56.1 Corporate Bonds - 28.0 U.S. Treasury Obligations - 2.5 Preferred Securities - 1.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 United States 14.5 Mexico 6.5 Brazil 4.4 Colombia 3.9 Saudi Arabia 3.9 Chile 3.2 United Arab Emirates 3.1 Egypt 3.0 Venezuela 2.9 Others 54.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 14.5 Mexico - 6.5 Brazil - 4.4 Colombia - 3.9 Saudi Arabia - 3.9 Chile - 3.2 United Arab Emirates - 3.1 Egypt - 3.0 Venezuela - 2.9 Others - 54.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Arab Republic of Egypt 2.9 Dominican Republic Bond 2.9 Argentine Republic 2.9 Colombian Republic 2.6 Turkish Republic 2.6 Republic of Nigeria 2.4 Petroleos Mexicanos 2.3 United Mexican States 2.1 Romanian Republic 1.9 US Treasury Notes 1.9 24.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec